Share capital - Narrative (Details) - EUR (€) € / shares in Units, € in Millions	May 21, 2024	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Par value per share (in eur per share)	€ 0.07	€ 0.07
Stock repurchase program, shares authorized (in shares)	644,200,000
Ordinary shares issue mandate
Disclosure of classes of share capital [line items]
Common stock, value authorised	€ 150
Common stock, shares authorised (in shares)	2,147,000,000
Percentage of average market value	5.00%